INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table summarizes the Company's tax provision:

	For the Three Months Ended March 31,
	2016	2015
	(In thousands)
Income (loss) before income taxes	$5,785	$8,769
Income tax expense	$1,278	$3,087
Effective income tax rate (1)	22.1%	35.2%

Explanatory Note:
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(1)
During 2015, the Company adopted new accounting standards that impacted Income (loss) before income taxes for the three months ended March 31, 2015 (Note 2). The change has resulted in the change of the effective income tax rate. In addition, for the three months ended March 31, 2016 and 2015 deferred income tax expense (benefit) was $1.3 million and $(0.2) million, respectively.

The following table reconciles the Company's effective tax rate to the U.S. federal statutory tax rate:

	For the Year Ended December 31,
	2015	2014
Statutory U.S. federal income tax rate	35.00%	35.00%
Reconciling items:
Income passed through to common shareholders and non-controlling interest holders (1)	(0.84)%	73.69%
State income taxes, net of federal effect	(0.67)%	31.92%
Nondeductible expenses	2.74%	26.22%
Effect of tax law changes	24.02%	64.67%
Valuation allowance release	—%	(2.88)%
PTP Conversion adjustments	35.04%	—%
Other	1.04%	(3.32)%
Effective income tax rate (2)	96.33%	225.30%

Explanatory Notes:
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(1)	Includes income that is not taxable to the Company. Such income is directly taxable to the non-controlling interest holders in the Consolidated CLOs.

(2)	The effective tax rate is calculated on "Income (loss) before income tax expense (benefit)".